UNCERTAINTY OF MACROECONOMIC CONDITIONS	12 Months Ended
Dec. 31, 2021
UNCERTAINTY OF MACROECONOMIC CONDITIONS
UNCERTAINTY OF MACROECONOMIC CONDITIONS
40.	UNCERTAINTY OF MACROECONOMIC CONDITIONS

The Group's operation has and may continue to be impacted by the outbreak of COVID-19 pandemic. The effects of COVID-19 pandemic to global and Indonesian economy include lower economic growth, decline in capital markets, increase in credit risk, depreciation of foreign currency exchange rates and disruption of business operation. The effects of the pandemic to the Group are not significant. Further significant impact of the pandemic, if any, will be reflected in the Group's financial reporting in the subsequent periods.